UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2013

1.799872.109

EMI-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.1%
		Principal Amount (c)	Value
Bermuda - 0.2%
Qtel International Finance Ltd.:
3.875% 1/31/28 (e)		$ 2,560,000	$ 2,521,062
5% 10/19/25 (e)		2,875,000	3,175,438
TOTAL BERMUDA			5,696,500
Brazil - 0.5%
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		5,980,000	6,817,200
Samarco Mineracao SA 4.125% 11/1/22 (e)		5,090,000	4,950,025
TOTAL BRAZIL			11,767,225
British Virgin Islands - 0.1%
Magnesita Finance Ltd. 8.625% (e)(f)		1,240,000	1,323,700
Canada - 0.3%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		5,290,000	6,062,340
Cayman Islands - 2.6%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 9.5% 11/12/20 (e)		2,400,000	2,598,000
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(h)		18,160,000	19,385,800
Odebrecht Finance Ltd. 7.5% (e)(f)		8,290,000	8,828,850
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,595,000	6,036,966
5.75% 1/20/20		3,075,000	3,386,728
6.75% 1/27/41		7,615,000	8,649,498
8.375% 12/10/18		9,781,000	12,205,710
TOTAL CAYMAN ISLANDS			61,091,552
Chile - 0.2%
Empresa Nacional de Petroleo 5.25% 8/10/20 (Reg. S)		5,440,000	5,759,361
Costa Rica - 0.2%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		3,619,000	4,125,660
Georgia - 0.8%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		10,765,000	11,437,813
Georgian Oil & Gas Corp. 6.875% 5/16/17 (e)		2,625,000	2,743,125
JSC Georgian Railway 7.75% 7/11/22 (e)		3,535,000	4,029,900
TOTAL GEORGIA			18,210,838
Hungary - 0.1%
Magyar Export-Import Bank 5.5% 2/12/18 (e)		1,895,000	1,895,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Indonesia - 1.3%
Indonesia Eximbank 3.75% 4/26/17 (Reg. S)		$ 4,110,000	$ 4,248,918
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		2,120,000	2,300,200
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (e)		3,370,000	3,504,800
PT Pertamina Persero:
4.875% 5/3/22 (e)		6,390,000	6,645,600
5.25% 5/23/21 (e)		3,890,000	4,152,575
6% 5/3/42 (e)		7,615,000	7,729,225
6.5% 5/27/41 (e)		1,791,000	1,925,325
TOTAL INDONESIA			30,506,643
Ireland - 2.1%
EuroChem Mineral & Chemical Co. OJSC 5.125% 12/12/17 (e)		3,280,000	3,325,100
GPB Eurobond Finance PLC 8.617% 12/15/15 (Reg. S)	RUB	162,400,000	5,308,068
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		6,110,000	6,736,275
SCF Capital Ltd. 5.375% 10/27/17 (e)		7,930,000	8,167,900
Sibur Securities Ltd. 3.914% 1/31/18 (e)		3,625,000	3,561,563
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		2,040,000	2,200,650
5.45% 11/22/17 (e)		4,110,000	4,479,900
6.025% 7/5/22 (e)		3,660,000	4,039,542
6.8% 11/22/25 (e)		5,365,000	6,296,901
6.902% 7/9/20 (e)		4,760,000	5,515,650
TOTAL IRELAND			49,631,549
Israel - 0.4%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (e)		9,030,000	10,045,875
Kazakhstan - 0.5%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (e)		5,045,000	4,881,038
KazMunaiGaz Finance Sub BV 7% 5/5/20 (e)		6,370,000	7,580,300
TOTAL KAZAKHSTAN			12,461,338
Luxembourg - 1.7%
Altice Financing SA 7.875% 12/15/19 (e)		2,365,000	2,577,850
Altice Finco SA 9.875% 12/15/20 (e)		650,000	724,750
Aquarius Investments Luxemburg 8.25% 2/18/16		2,445,000	2,628,375
Cosan Luxembourg SA:
5% 3/14/23 (e)		2,000,000	2,012,000
9.5% 3/14/18 (e)	BRL	9,690,000	4,943,902
Gaz Capital SA (Luxembourg) 3.85% 2/6/20 (e)		3,645,000	3,663,225
NII International Telecom S.C.A. 11.375% 8/15/19 (e)		3,190,000	3,333,550
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
OJSC Russian Agricultural Bank 6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		$ 3,580,000	$ 3,911,150
RSHB Capital SA:
5.298% 12/27/17 (e)		13,435,000	14,190,047
6% 6/3/21 (e)(h)		2,365,000	2,453,688
TOTAL LUXEMBOURG			40,438,537
Mexico - 4.0%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	215,600,000	18,371,851
Comision Federal de Electricid:
4.875% 5/26/21 (e)		2,645,000	2,949,175
5.75% 2/14/42 (e)		3,390,000	3,678,150
Petroleos Mexicanos:
4.875% 1/24/22		14,245,000	15,740,725
5.5% 1/21/21		8,625,000	9,936,000
5.5% 6/27/44		15,345,000	15,843,713
5.5% 6/27/44 (e)		4,550,000	4,686,500
6% 3/5/20		2,105,000	2,483,900
6.5% 6/2/41		9,835,000	11,580,713
6.625% (e)(f)		7,005,000	7,400,783
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		925,000	1,005,938
TOTAL MEXICO			93,677,448
Netherlands - 3.6%
Access Finance BV 7.25% 7/25/17 (e)		4,855,000	5,158,438
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	7,691
Indo Energy Finance II BV 6.375% 1/24/23 (e)		3,500,000	3,596,250
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		1,185,000	1,315,350
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,904,000	4,352,960
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (e)		2,445,000	2,842,313
6.95% 7/10/42 (e)		2,410,000	2,819,700
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		185,000	187,405
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		5,615,000	6,534,737
9.125% 7/2/18 (e)		5,865,000	7,382,862
11.75% 1/23/15 (e)		11,065,000	12,822,122
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,930,000	2,238,800
7.75% 1/20/20 (e)		4,750,000	5,818,750
7.875% 6/29/37 (Reg. S)		3,215,000	4,155,388
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Netherlands - continued
Majapahit Holding BV: - continued
8% 8/7/19 (e)		$ 3,865,000	$ 4,763,613
VimpelCom Holdings BV:
5.2% 2/13/19 (e)		3,390,000	3,415,425
9% 2/13/18 (e)	RUB	106,100,000	3,510,539
Zhaikmunai International BV 7.125% 11/13/19 (e)		12,320,000	13,105,400
TOTAL NETHERLANDS			84,027,743
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (e)		3,140,000	3,391,200
Peru - 0.2%
Alicorp SA 3.875% 3/20/23 (e)		2,435,000	2,428,913
Gas Nat de Lima Y Callao SA 4.375% 4/1/23 (e)(g)		2,445,000	2,441,944
TOTAL PERU			4,870,857
Philippines - 0.5%
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		3,751,000	4,716,883
7.39% 12/2/24 (e)		4,300,000	5,772,750
TOTAL PHILIPPINES			10,489,633
Russia - 0.4%
AHML Finance Ltd. 7.75% 2/13/18 (e)	RUB	105,255,000	3,397,970
Rosneft International Finance Ltd. 4.199% 3/6/22 (e)		3,455,000	3,433,234
Russian Railways JSC 5.739% 4/3/17		1,470,000	1,617,000
TOTAL RUSSIA			8,448,204
Singapore - 0.1%
TBG Global Pte. Ltd. 4.625% 4/3/18 (e)		1,290,000	1,283,550
South Africa - 0.3%
Eskom Holdings Ltd. 5.75% 1/26/21 (Reg. S)		4,500,000	4,887,900
TransCanada PipeLines Ltd. 4% 7/26/22 (e)		2,785,000	2,687,525
TOTAL SOUTH AFRICA			7,575,425
Sri Lanka - 0.2%
Bank of Ceylon 6.875% 5/3/17 (e)		4,205,000	4,488,838
Sweden - 0.4%
PKO Finance AB 4.63% 9/26/22 (e)		8,620,000	8,943,250
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Trinidad & Tobago - 0.5%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		$ 8,520,000	$ 11,139,900
Turkey - 0.7%
Akbank T.A.S. 7.5% 2/5/18 (e)	TRY	5,845,000	3,173,997
Arcelik A/S 5% 4/3/23 (e)		8,585,000	8,563,538
Finansbank A/S 5.15% 11/1/17 (e)		4,640,000	4,709,600
TOTAL TURKEY			16,447,135
Ukraine - 0.3%
State Export-Import Bank of Ukraine JSC 8.75% 1/22/18 (Issued by Biz Finance PLC for State Export-Import Bank of Ukraine JSC)		2,430,000	2,448,225
Ukraine Financing of Infrastructure Projects State Enterprise 9% 12/7/17 (e)		3,610,000	3,736,350
TOTAL UKRAINE			6,184,575
United Kingdom - 0.2%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		2,505,000	2,539,444
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		3,260,000	3,207,025
TOTAL UNITED KINGDOM			5,746,469
United States of America - 1.5%
Pemex Project Funding Master Trust:
6.625% 6/15/35		13,665,000	16,398,000
6.625% 6/15/38		1,905,000	2,281,238
8.625% 2/1/22		8,763,000	10,975,658
SB Cap SA 6.125% 2/7/22 (e)		4,230,000	4,723,937
TOTAL UNITED STATES OF AMERICA			34,378,833
Venezuela - 6.1%
Petroleos de Venezuela SA:
4.9% 10/28/14		29,260,000	28,016,450
5.375% 4/12/27		18,280,000	12,658,900
5.5% 4/12/37		6,870,000	4,602,900
8.5% 11/2/17 (e)		57,435,000	55,711,950
9% 11/17/21 (Reg. S)		11,550,000	10,972,500
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
9.75% 5/17/35 (e)		$ 14,625,000	$ 13,791,375
12.75% 2/17/22 (e)		13,940,000	15,821,900
TOTAL VENEZUELA			141,575,975
TOTAL NONCONVERTIBLE BONDS (Cost $662,975,707)			701,685,153
Government Obligations - 61.0%

Aruba - 0.3%
Aruba Government 4.625% 9/14/23 (e)		5,970,000	6,178,950
Azerbaijan - 0.2%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		4,885,000	5,202,525
Bahamas (Nassau) - 0.2%
Bahamian Republic 6.95% 11/20/29 (e)		4,635,000	5,608,350
Barbados - 0.6%
Barbados Government:
6.625% 12/5/35 (e)		2,405,000	2,284,750
7% 8/4/22 (e)		5,982,000	6,281,100
7.25% 12/15/21 (e)		3,982,000	4,260,740
TOTAL BARBADOS			12,826,590
Belarus - 1.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		13,750,000	14,196,875
8.95% 1/26/18		10,810,000	11,512,650
TOTAL BELARUS			25,709,525
Belize - 0.1%
Belize Government 5% 2/20/38 (d)(e)		3,696,600	2,513,688
Bermuda - 0.5%
Bermuda Government:
4.138% 1/3/23 (e)		4,440,000	4,717,500
5.603% 7/20/20 (e)		6,113,000	7,075,798
TOTAL BERMUDA			11,793,298
Bolivia - 0.2%
Plurinational State of Bolivia 4.875% 10/29/22 (e)		5,465,000	5,424,013
Government Obligations - continued
		Principal Amount (c)	Value
Brazil - 2.8%
Brazilian Federative Republic:
5.625% 1/7/41		$ 9,630,000	$ 11,267,100
7.125% 1/20/37		7,990,000	11,086,125
8.25% 1/20/34		3,700,000	5,633,250
10.125% 5/15/27		8,955,000	15,402,600
12.25% 3/6/30		11,340,000	22,056,300
TOTAL BRAZIL			65,445,375
Cayman Islands - 0.4%
Cayman Island Government 5.95% 11/24/19 (e)		8,545,000	9,997,650
Colombia - 1.8%
Colombian Republic:
4.375% 7/12/21		5,220,000	5,846,400
6.125% 1/18/41		5,865,000	7,375,238
7.375% 9/18/37		12,265,000	17,600,275
8.125% 5/21/24		2,130,000	3,061,875
11.75% 2/25/20		4,793,000	7,477,080
TOTAL COLOMBIA			41,360,868
Congo - 0.8%
Congo Republic 3% 6/30/29 (d)		20,736,144	19,491,975
Costa Rica - 0.3%
Costa Rican Republic:
(Reg.S) 8.28% 3/19/14	CRC	293,600,000	599,227
4.25% 1/26/23 (e)		5,520,000	5,520,000
TOTAL COSTA RICA			6,119,227
Croatia - 0.6%
Croatia Republic 6.25% 4/27/17 (e)		12,635,000	13,519,450
Dominican Republic - 0.1%
Dominican Republic 9.04% 1/23/18 (e)		2,754,302	3,057,275
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		3,135,000	3,260,400
El Salvador - 0.3%
El Salvador Republic:
7.375% 12/1/19 (e)		3,400,000	4,037,500
7.75% 1/24/23 (Reg. S)		3,070,000	3,745,400
TOTAL EL SALVADOR			7,782,900
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (e)		3,440,000	3,938,800
Government Obligations - continued
		Principal Amount (c)	Value
Ghana - 0.6%
Ghana Republic:
8.5% 10/4/17 (e)		$ 5,890,000	$ 6,699,875
14% 10/13/14	GHS	1,205,000	587,797
21% 10/26/15	GHS	4,815,000	2,633,277
24% 5/25/15	GHS	8,255,000	4,683,753
TOTAL GHANA			14,604,702
Guatemala - 0.3%
Guatemalan Republic:
4.875% 2/13/28 (e)		2,905,000	2,861,425
5.75% 6/6/22 (e)		3,480,000	3,862,800
TOTAL GUATEMALA			6,724,225
Hungary - 0.3%
Hungarian Republic 4.75% 2/3/15		5,630,000	5,630,000
Iceland - 0.8%
Republic of Iceland:
4.875% 6/16/16 (e)		5,520,000	5,871,900
5.875% 5/11/22 (e)		10,605,000	12,142,725
TOTAL ICELAND			18,014,625
Indonesia - 3.2%
Indonesian Republic:
4.875% 5/5/21 (e)		4,810,000	5,266,950
5.25% 1/17/42 (e)		12,165,000	12,955,725
5.875% 3/13/20 (e)		8,000,000	9,250,400
6.625% 2/17/37 (e)		6,090,000	7,505,925
6.875% 1/17/18 (e)		3,275,000	3,864,500
7.75% 1/17/38 (e)		8,140,000	11,339,020
8.5% 10/12/35 (e)		7,495,000	11,055,125
11.625% 3/4/19 (e)		8,745,000	12,680,250
TOTAL INDONESIA			73,917,895
Iraq - 1.0%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		25,480,000	23,344,776
Israel - 0.2%
Israeli State 4.5% 1/30/43		5,840,000	5,613,408
Ivory Coast - 0.5%
Ivory Coast 7.1% 12/31/32 (d)		13,525,000	12,544,438
Government Obligations - continued
		Principal Amount (c)	Value
Jamaica - 0.2%
Jamaican Government:
8% 6/24/19		$ 3,035,000	$ 2,997,063
8% 3/15/39		2,325,000	2,069,250
TOTAL JAMAICA			5,066,313
Jordan - 0.1%
Jordanian Kingdom 3.875% 11/12/15		3,070,000	2,989,413
Latvia - 0.5%
Latvian Republic:
2.75% 1/12/20 (e)		6,810,000	6,563,478
5.25% 6/16/21 (e)		4,120,000	4,635,000
TOTAL LATVIA			11,198,478
Lebanon - 3.1%
Lebanese Republic:
4% 12/31/17		4,260,000	4,238,700
4.9947% to 5.3554% 8/29/13 to 3/20/14	LBP	21,925,905,000	13,949,239
5% 10/12/17		3,580,000	3,539,904
5.15% 11/12/18		3,945,000	3,900,816
5.45% 11/28/19		6,895,000	6,808,813
6% 5/20/19		2,815,000	2,864,263
6.1% 10/4/22		6,610,000	6,651,643
6.375% 3/9/20		4,815,000	4,989,785
8.25% 4/12/21 (Reg.S)		6,705,000	7,618,892
8.5% 8/6/15		1,745,000	1,913,044
8.5% 1/19/16 (Reg. S)		2,760,000	3,029,100
9% 3/20/17		6,185,000	7,035,438
11.625% 5/11/16 (Reg. S)		4,345,000	5,170,550
TOTAL LEBANON			71,710,187
Lithuania - 1.3%
Lithuanian Republic:
5.125% 9/14/17 (e)		3,185,000	3,539,331
6.125% 3/9/21 (e)		5,700,000	6,754,500
6.625% 2/1/22 (e)		7,320,000	8,985,300
7.375% 2/11/20 (e)		7,950,000	10,007,063
TOTAL LITHUANIA			29,286,194
Mexico - 3.9%
United Mexican States:
3.625% 3/15/22		1,564,000	1,663,314
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - continued
United Mexican States: - continued
4.75% 3/8/44		$ 6,270,000	$ 6,505,125
5.125% 1/15/20		5,102,000	5,969,340
5.75% 10/12/2110		4,880,000	5,355,800
6.05% 1/11/40		16,380,000	20,270,250
6.75% 9/27/34		11,910,000	15,870,075
7% 6/19/14	MXN	146,445,000	12,267,923
8.3% 8/15/31		2,330,000	3,541,600
9.5% 12/18/14	MXN	134,245,000	11,844,779
11.5% 5/15/26		3,595,000	6,399,100
TOTAL MEXICO			89,687,306
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (e)		4,365,000	4,441,388
5.5% 12/11/42 (e)		2,335,000	2,305,813
TOTAL MOROCCO			6,747,201
Namibia - 0.4%
Republic of Namibia 5.5% 11/3/21 (e)		7,307,000	8,091,918
Netherlands - 0.6%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		11,440,000	12,641,200
Nigeria - 0.5%
Republic of Nigeria:
4% 4/23/15	NGN	232,165,000	1,266,621
6.75% 1/28/21 (e)		1,595,000	1,842,225
10.65% to 12.65% 1/9/14 to 2/6/14	NGN	1,638,945,000	9,406,708
TOTAL NIGERIA			12,515,554
Panama - 0.4%
Panamanian Republic:
7.125% 1/29/26		2,870,000	3,865,890
8.875% 9/30/27		3,969,000	6,126,152
TOTAL PANAMA			9,992,042
Paraguay - 0.1%
Republic of Paraguay 4.625% 1/25/23 (e)		2,390,000	2,407,925
Government Obligations - continued
		Principal Amount (c)	Value
Peru - 1.4%
Peruvian Republic:
6.55% 3/14/37		$ 2,695,000	$ 3,651,725
7.35% 7/21/25		6,340,000	8,939,400
8.75% 11/21/33		11,995,000	19,551,850
TOTAL PERU			32,142,975
Philippines - 3.2%
Philippine Republic:
4% 1/15/21		3,550,000	3,922,750
5.5% 3/30/26		3,640,000	4,449,900
6.375% 10/23/34		5,050,000	6,628,125
6.5% 1/20/20		3,345,000	4,197,975
7.75% 1/14/31		8,055,000	11,659,613
8.375% 6/17/19		2,780,000	3,753,000
9.5% 2/2/30		8,210,000	13,454,548
9.875% 1/15/19		2,785,000	3,933,813
10.625% 3/16/25		13,615,000	22,890,900
TOTAL PHILIPPINES			74,890,624
Poland - 1.2%
Polish Government:
3% 3/17/23		7,760,000	7,527,200
5% 3/23/22		8,755,000	10,035,419
6.375% 7/15/19		8,065,000	9,909,869
TOTAL POLAND			27,472,488
Qatar - 0.1%
State of Qatar 6.4% 1/20/40 (e)		2,095,000	2,689,561
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (e)		6,030,000	5,894,325
6.75% 2/7/22 (e)		11,525,000	13,412,795
TOTAL ROMANIA			19,307,120
Russia - 5.8%
Russian Federation:
5.625% 4/4/42 (e)		13,800,000	15,490,500
7.5% 3/31/30 (Reg. S)		61,239,000	75,783,237
11% 7/24/18 (Reg. S)		7,005,000	9,999,638
12.75% 6/24/28 (Reg. S)		17,749,000	33,944,963
TOTAL RUSSIA			135,218,338
Government Obligations - continued
		Principal Amount (c)	Value
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (e)		$ 2,725,000	$ 3,229,125
Serbia - 0.9%
Republic of Serbia:
4.875% 2/25/20 (e)		2,365,000	2,335,438
5.25% 11/21/17 (e)		4,185,000	4,310,550
6.75% 11/1/24 (e)		14,999,998	15,017,998
TOTAL SERBIA			21,663,986
Slovakia - 0.2%
Slovakia Republic 4.375% 5/21/22 (e)		5,145,000	5,453,700
Slovenia - 1.2%
Republic of Slovenia 5.5% 10/26/22 (e)		27,655,000	26,617,938
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (e)		4,195,000	4,362,800
6.25% 10/4/20 (e)		5,160,000	5,502,108
6.25% 7/27/21 (e)		3,625,000	3,869,688
7.4% 1/22/15 (e)		1,810,000	1,930,003
TOTAL SRI LANKA			15,664,599
Turkey - 6.9%
Turkish Republic:
5.125% 3/25/22		3,605,000	3,965,500
5.625% 3/30/21		4,860,000	5,540,400
6% 1/14/41		11,215,000	12,560,800
6.25% 9/26/22		7,575,000	9,023,340
6.5% 1/7/15	TRY	21,475,000	11,916,708
6.75% 5/30/40		8,990,000	11,057,700
6.875% 3/17/36		11,720,000	14,415,600
7% 6/5/20		4,955,000	6,082,263
7.25% 3/5/38		3,730,000	4,811,700
7.375% 2/5/25		13,045,000	16,664,988
7.5% 9/24/14	TRY	11,640,000	6,546,012
8% 2/14/34		5,210,000	7,150,725
8.5% 9/14/22	TRY	18,895,000	11,518,922
9% 1/27/16	TRY	18,715,000	11,026,469
9% 3/8/17	TRY	9,270,000	5,571,837
11.875% 1/15/30		12,960,000	23,619,600
TOTAL TURKEY			161,472,564
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - 1.9%
Ukraine Government:
7.75% 9/23/20 (e)		$ 5,515,000	$ 5,708,025
7.8% 11/28/22 (e)		10,335,000	10,438,350
7.95% 6/4/14 (e)		12,460,000	12,734,369
7.95% 2/23/21 (e)		2,405,000	2,495,188
9.25% 7/24/17 (e)		10,945,000	11,806,372
TOTAL UKRAINE			43,182,304
United States of America - 0.5%
U.S. Treasury Bonds 3.125% 2/15/43		12,272,000	12,321,849
Venezuela - 7.1%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		113,320	3,456,260
5.75% 2/26/16 (Reg S.)		5,705,000	5,362,700
6% 12/9/20		7,170,000	5,915,250
7% 3/31/38		4,675,000	3,646,500
7.65% 4/21/25		7,990,000	6,931,325
7.75% 10/13/19 (Reg. S)		15,460,000	14,377,800
8.25% 10/13/24		11,050,000	10,000,250
8.5% 10/8/14		16,275,000	16,478,438
9% 5/7/23 (Reg. S)		11,730,000	11,190,420
9.25% 9/15/27		11,985,000	11,745,300
9.25% 5/7/28 (Reg. S)		8,365,000	7,967,663
9.375% 1/13/34		9,410,000	9,033,600
10.75% 9/19/13		7,670,000	7,785,050
11.75% 10/21/26 (Reg. S)		12,895,000	14,248,975
11.95% 8/5/31 (Reg. S)		18,410,000	20,665,225
12.75% 8/23/22		13,975,000	16,280,875
TOTAL VENEZUELA			165,085,631
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (e)		3,170,000	3,146,225
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,329,657,514)			1,421,517,686
Common Stocks - 1.1%
	Shares
Cayman Islands - 0.2%
Tencent Holdings Ltd.	167,200	5,315,903
Common Stocks - continued
	Shares	Value
Hong Kong - 0.1%
Lenovo Group Ltd.	3,232,000	$ 3,210,120
Indonesia - 0.2%
PT Astra International Tbk	4,406,500	3,579,651
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.	2,608	3,581,626
Russia - 0.4%
Mobile TeleSystems OJSC sponsored ADR	265,700	5,510,618
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	374,900	4,806,218
TOTAL RUSSIA		10,316,836
TOTAL COMMON STOCKS (Cost $26,219,603)		26,004,136
Investment Companies - 0.5%

United States of America - 0.5%
iShares MSCI Emerging Markets Index ETF (Cost $11,736,500)	266,500	11,400,870
Preferred Securities - 0.2%
	Principal Amount (c)
Brazil - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f) (Cost $4,219,573)	4,000,000	4,289,306
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $140,470,618)	140,470,618	140,470,618
Cash Equivalents - 0.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/28/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $12,082,000)	$ 12,082,205	$ 12,082,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,187,361,515)		2,317,449,769
NET OTHER ASSETS (LIABILITIES) - 0.5%		12,018,037
NET ASSETS - 100%		$ 2,329,467,806
Currency Abbreviations
BRL	-	Brazilian real
CRC	-	Costa Rican colon
EUR	-	European Monetary Unit
GHS	-	Ghana Cedi
LBP	-	Lebanese pound
MXN	-	Mexican peso
NGN	-	Nigerian naira
RUB	-	Russian ruble
TRY	-	Turkish Lira
Security Type Abbreviations
ETF	-	Exchange-traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $871,255,619 or 37.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$12,082,000 due 4/01/13 at 0.15%
Barclays Capital, Inc.	$ 1,893,450
Citibank NA	5,301,661
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,327,203
UBS Securities LLC	3,559,686
$ 12,082,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 75,130
Fidelity Securities Lending Cash Central Fund	67,373
Total	$ 142,503
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,579,651	$ 3,579,651	$ -	$ -
Financials	4,806,218	4,806,218	-	-
Information Technology	12,107,649	12,107,649	-	-
Telecommunication Services	5,510,618	5,510,618	-	-
Corporate Bonds	701,685,153	-	701,677,462	7,691
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Government Obligations	$ 1,421,517,686	$ -	$ 1,421,517,686	$ -
Investment Companies	11,400,870	11,400,870	-	-
Preferred Securities	4,289,306	-	4,289,306	-
Money Market Funds	140,470,618	140,470,618	-	-
Cash Equivalents	12,082,000	-	12,082,000	-
Total Investments in Securities:	$ 2,317,449,769	$ 177,875,624	$ 2,139,566,454	$ 7,691
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $2,179,120,305. Net unrealized appreciation aggregated $138,329,464, of which $157,967,042 related to appreciated investment securities and $19,637,578 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utlizing these techniques may result transfers between Level 1 and Level 2.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013